Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables, other current liabilities and current contract liabilities

	At December 31,
	2020	2021	2022
	(in thousands)
Trade payables	$15,701	$13,916	$9,342
Other current liabilities:
Employees and social debts	7,424	7,987	7,497
Provisions	89	—	77
Others	963	1,193	781
Total other current liabilities	$8,476	$9,180	$8,355
Contract liabilities:
License and development services agreement (See Note 19)	12,392	8,201	5,774
Deferred revenue	753	476	190
	$13,145	$8,677	$5,964
Terms and conditions of the above financial liabilities:
•Trade payables are non-interest bearing and are generally settled on 30-day terms.
•Other current liabilities, primarily accrued compensation and related social charges, are non-interest bearing.
•Certain upfront payments received from strategic partners are deemed to include a financing component, and as such, bear interest.
Deferred revenue is primarily related to maintenance services. At December 31, 2020, 2021 and 2022, deferred revenue totaled $753,000 (recognized in 2021), $476,000 (recognized in 2022) and $190,000 (expected to be recognized during 2023), respectively.